Income Taxes (Schedule Of Deferred Income Taxes) (Details) - USD ($) $ in Millions	Dec. 31, 2014	Dec. 31, 2013
Deferred tax assets:
Allowance for doubtful accounts	$ 37.2	$ 26.1
Inventories	94.4	116.8
Pension and post-retirement benefits	363.0	298.3
Environmental and regulatory compliance	27.2	27.5
Other accruals and prepayments	331.0	297.5
Stock-based compensation expense	128.9	118.7
Tax credit and loss carryforwards	870.1	801.0
Other	0.0	2.9
Valuation allowances	(330.5)	(398.0)
Total deferred tax asset	1,521.3	1,290.8
Deferred tax liabilities:
Property, plant and equipment	(169.3)	(135.3)
Insurance, including self-insurance	(870.5)	(616.4)
Basis difference in LYONs	(18.3)	(57.2)
Goodwill and other intangibles	(2,225.4)	(2,086.9)
Unrealized gains on marketable securities	(72.9)	(104.5)
Total deferred tax liability	(3,356.4)	(3,000.3)
Net deferred tax liability	$ (1,835.1)	$ (1,709.5)